VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—0.5%
Fox Corp. Class B	100,544	$ 3,901
Consumer Discretionary—10.4%
ANTA Sports Products Ltd. Unsponsored ADR	30,494	9,152
Aptiv plc(1)	140,427	10,112
Best Buy Co., Inc.	59,108	6,106
Domino’s Pizza, Inc.	17,793	7,653
DR Horton, Inc.	19,864	3,789
Ford Motor Co.	529,217	5,589
JD.com, Inc. ADR	424,214	16,969
Lululemon Athletica, Inc.(1)	14,065	3,817
Rollins, Inc.	114,587	5,796
Under Armour, Inc. Class A(1)	477,922	4,258
Whirlpool Corp.	68,318	7,310
		80,551

Consumer Staples—3.0%
Constellation Brands, Inc. Class A	30,151	7,770
Estee Lauder Cos., Inc. (The) Class A	41,042	4,092
Target Corp.	25,493	3,973
Tyson Foods, Inc. Class A	123,090	7,331
		23,166

Energy—4.6%
Matador Resources Co.	204,422	10,103
Ovintiv, Inc.	159,490	6,110
Schlumberger N.V.	97,263	4,080
TC Energy Corp.	160,032	7,609
World Kinect Corp.	252,785	7,814
		35,716

Financials—21.1%
Cincinnati Financial Corp.	54,937	7,478
Citigroup, Inc.	60,130	3,764
Citizens Financial Group, Inc.	144,111	5,919
Commerce Bancshares, Inc.	210,808	12,522
East West Bancorp, Inc.	87,772	7,262
First Financial Bankshares, Inc.	377,407	13,968
Hanover Insurance Group, Inc. (The)	51,616	7,645
Independent Bank Corp.	121,585	7,189
Jack Henry & Associates, Inc.	43,464	7,673
Lakeland Financial Corp.	108,991	7,098
M&T Bank Corp.	22,674	4,039
MarketAxess Holdings, Inc.	26,633	6,823
MSCI, Inc. Class A	13,038	7,600
NN Group N.V. Unsponsored ADR	291,764	7,250
Northern Trust Corp.	85,331	7,682
PNC Financial Services Group, Inc. (The)	41,499	7,671
RLI Corp.	26,442	4,098
T. Rowe Price Group, Inc.	65,399	7,124
Truist Financial Corp.	338,381	14,473
U.S. Bancorp	246,848	11,288
	Shares	Value

Financials—continued
Willis Towers Watson plc	13,718	$ 4,040
		162,606

Health Care—8.2%
Addus HomeCare Corp.(1)	28,813	3,833
CONMED Corp.	54,585	3,926
Globus Medical, Inc. Class A(1)	103,796	7,426
IDEXX Laboratories, Inc.(1)	7,411	3,744
IQVIA Holdings, Inc.(1)	30,520	7,232
Merit Medical Systems, Inc.(1)	77,115	7,621
Molina Healthcare, Inc.(1)	21,570	7,432
Teleflex, Inc.	31,389	7,763
Veeva Systems, Inc. Class A(1)	33,186	6,965
Zoetis, Inc. Class A	39,424	7,703
		63,645

Industrials—11.7%
Alaska Air Group, Inc.(1)	174,396	7,884
Allegion plc	53,123	7,742
AMETEK, Inc.	44,815	7,695
ExlService Holdings, Inc.(1)	126,202	4,815
Genpact Ltd.	196,392	7,700
John Bean Technologies Corp.	85,337	8,406
L3Harris Technologies, Inc.	31,962	7,603
MonotaRO Co., Ltd. Unsponsored ADR	232,579	3,877
Oshkosh Corp.	37,640	3,772
RB Global, Inc.	45,234	3,641
Stanley Black & Decker, Inc.	74,020	8,152
Tetra Tech, Inc.	121,813	5,745
Toro Co. (The)	78,023	6,767
Xylem, Inc.	47,209	6,375
		90,174

Information Technology—5.7%
ANSYS, Inc.(1)	23,667	7,541
Halma plc Unsponsored ADR	108,868	7,685
Nice Ltd. Sponsored ADR(1)	42,229	7,334
Skyworks Solutions, Inc.	65,061	6,426
Teledyne Technologies, Inc.(1)	9,628	4,214
Tyler Technologies, Inc.(1)	6,714	3,919
VeriSign, Inc.(1)	37,045	7,037
		44,156

Materials—7.5%
Air Products & Chemicals, Inc.	25,761	7,670
Ball Corp.	111,497	7,572
DuPont de Nemours, Inc.	86,046	7,668
Eastman Chemical Co.	67,438	7,550
FMC Corp.	116,727	7,697
Franco-Nevada Corp.	44,881	5,576
Kaiser Aluminum Corp.	91,125	6,608
Tronox Holdings plc	219,878	3,217
Vale S.A. Class B Sponsored ADR	373,295	4,360
		57,918

	Shares	Value

Real Estate—16.1%
Alexandria Real Estate Equities, Inc.	118,654	$ 14,090
American Tower Corp.	31,709	7,374
Americold Realty Trust, Inc.	258,925	7,320
Crown Castle, Inc.	35,211	4,177
Digital Realty Trust, Inc.	39,363	6,370
Douglas Emmett, Inc.	243,657	4,281
Equity Residential	96,557	7,190
Essex Property Trust, Inc.	23,995	7,089
First Industrial Realty Trust, Inc.	134,045	7,504
Getty Realty Corp.	182,580	5,808
Invitation Homes, Inc.	160,189	5,648
Mid-America Apartment Communities, Inc.	45,062	7,160
PotlatchDeltic Corp.	89,965	4,053
Rexford Industrial Realty, Inc.	292,326	14,707
SBA Communications Corp. Class A	31,021	7,467
Sun Communities, Inc.	52,504	7,096
Terreno Realty Corp.	109,128	7,293
		124,627

Utilities—10.5%
AES Corp. (The)	449,873	9,024
Ameren Corp.	88,266	7,720
American Water Works Co., Inc.	50,805	7,430
Essential Utilities, Inc.	195,446	7,538
Evergy, Inc.	123,038	7,630
Eversource Energy	215,804	14,685
NextEra Energy, Inc.	88,993	7,523
UGI Corp.	291,101	7,283
WEC Energy Group, Inc.	127,243	12,238
		81,071

Total Common Stocks (Identified Cost $687,242)		767,531

Total Long-Term Investments—99.3% (Identified Cost $687,242)		767,531

TOTAL INVESTMENTS—99.3% (Identified Cost $687,242)		$767,531
Other assets and liabilities, net—0.7%		5,082
NET ASSETS—100.0%		$772,613

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Country Weightings†
United States	86%
China	3
United Kingdom	3
Canada	3
Bermuda	1
Other	4
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$767,531	$767,531
Total Investments	$767,531	$767,531
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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